Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 97.97%
Communication services: 0.71%
Interactive media & services: 0.71%
Bumble Incorporated Class A †	236,770	$ 8,017,032
Consumer discretionary: 13.48%
Auto components: 1.31%
Dana Incorporated	649,676	14,825,606
Diversified consumer services: 1.75%
Houghton Mifflin Harcourt Company †	745,770	12,006,897
Service Corporation International	110,516	7,845,531
		19,852,428
Hotels, restaurants & leisure: 2.53%
Jack In The Box Incorporated	127,838	11,183,268
Planet Fitness Incorporated Class A †	193,139	17,494,531
		28,677,799
Household durables: 1.32%
Mohawk Industries Incorporated †	82,063	14,950,237
Internet & direct marketing retail: 1.93%
Revolve Group Incorporated †	243,186	13,628,143
The RealReal Incorporated †	708,058	8,220,553
		21,848,696
Specialty retail: 3.77%
Burlington Stores Incorporated †	61,389	17,895,507
Tractor Supply Company	28,258	6,742,359
Ulta Beauty Incorporated †	43,930	18,114,096
		42,751,962
Textiles, apparel & luxury goods: 0.87%
Deckers Outdoor Corporation †	26,943	9,869,490
Consumer staples: 4.19%
Food products: 1.36%
Nomad Foods Limited †	608,812	15,457,737
Household products: 1.15%
Church & Dwight Company Incorporated	127,574	13,076,335
Personal products: 1.68%
e.l.f. Beauty Incorporated †	373,137	12,391,880
The Honest Company Incorporated †	814,190	6,586,797
		18,978,677
Financials: 9.81%
Banks: 2.10%
Pinnacle Financial Partners Incorporated	110,555	10,558,003
Sterling Bancorp	513,122	13,233,416
		23,791,419
See accompanying notes to portfolio of investments

Allspring Common Stock Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Capital markets: 1.97%
Cboe Global Markets Incorporated	101,927	$ 13,291,281
Raymond James Financial Incorporated	90,491	9,085,296
		22,376,577
Insurance: 4.83%
Arch Capital Group Limited †	402,635	17,897,126
Axis Capital Holdings Limited	281,852	15,352,478
CNO Financial Group Incorporated	341,731	8,146,867
Reinsurance Group of America Incorporated	121,905	13,347,378
		54,743,849
Thrifts & mortgage finance: 0.91%
Essent Group Limited	226,650	10,319,375
Health care: 10.08%
Biotechnology: 0.51%
Neurocrine Biosciences Incorporated †	44,424	3,783,592
Sage Therapeutics Incorporated †	47,130	2,004,910
		5,788,502
Health care equipment & supplies: 3.70%
Haemonetics Corporation †	139,737	7,411,650
Integer Holdings Corporation †	147,026	12,583,955
LivaNova plc †	250,982	21,943,356
		41,938,961
Health care providers & services: 2.21%
HealthEquity Incorporated †	219,140	9,694,754
Humana Incorporated	33,064	15,337,067
		25,031,821
Health care technology: 0.46%
Schrodinger Incorporated †	150,775	5,251,493
Life sciences tools & services: 3.20%
Bio-Rad Laboratories Incorporated Class A †	32,502	24,557,536
Codexis Incorporated †	122,735	3,837,923
Sotera Health Company †	334,180	7,869,939
		36,265,398
Industrials: 24.02%
Aerospace & defense: 1.17%
MTU Aero Engines AG	65,591	13,317,847
Building products: 8.63%
Advanced Drainage Systems Incorporated	65,893	8,970,014
Armstrong World Industries Incorporated	160,530	18,640,744
Carlisle Companies Incorporated	104,419	25,908,442
Masonite International Corporation †	194,334	22,921,695
Tecnoglass Incorporated «	211,934	5,550,551
The AZEK Company Incorporated †	341,328	15,783,007
		97,774,453
See accompanying notes to portfolio of investments

2  |  Allspring Common Stock Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Commercial services & supplies: 3.32%
IAA Incorporated †	306,222	$ 15,500,958
Republic Services Incorporated	91,182	12,715,330
Stericycle Incorporated †	158,289	9,440,356
		37,656,644
Construction & engineering: 1.10%
APi Group Corporation †	483,164	12,451,138
Electrical equipment: 4.80%
Atkore International Incorporated †	213,920	23,785,765
Regal-Beloit Corporation	94,253	16,039,976
Sensata Technologies Holding plc †	236,306	14,577,717
		54,403,458
Machinery: 1.31%
Ingersoll Rand Incorporated	239,969	14,846,882
Professional services: 0.93%
Dun & Bradstreet Holdings Incorporated †	513,406	10,519,689
Trading companies & distributors: 2.76%
Air Lease Corporation	328,007	14,507,750
United Rentals Incorporated †	50,464	16,768,683
		31,276,433
Information technology: 20.19%
Electronic equipment, instruments & components: 1.15%
Teledyne Technologies Incorporated †	29,808	13,022,817
IT services: 2.31%
EVO Payments Incorporated Class A †	571,533	14,631,245
Genpact Limited	218,430	11,594,264
		26,225,509
Semiconductors & semiconductor equipment: 4.61%
Brooks Automation Incorporated	93,665	9,657,798
Marvell Technology Incorporated	224,895	19,676,064
ON Semiconductor Corporation †	336,546	22,858,204
		52,192,066
Software: 12.12%
8x8 Incorporated †	596,466	9,996,770
Anaplan Incorporated †	155,292	7,120,138
Black Knight Incorporated †	221,998	18,401,414
Fair Isaac Corporation †	28,806	12,492,298
Instructure Holdings Incorporated †«	547,966	13,140,225
New Relic Incorporated †	59,149	6,504,024
Pagerduty Incorporated †	484,094	16,822,267
Q2 Holdings Incorporated †	158,492	12,590,604
Riskified Limited Class A †«	305,989	2,405,074
SPS Commerce Incorporated †	53,264	7,582,130
WalkMe Limited †«	639,052	12,544,591
Zendesk Incorporated †	170,373	17,768,200
		137,367,735
See accompanying notes to portfolio of investments

Allspring Common Stock Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Materials: 6.67%
Chemicals: 4.32%
Ashland Global Holdings Incorporated	172,165	$ 18,535,284
Quaker Chemical Corporation	60,368	13,931,727
Westlake Chemical Corporation	169,714	16,484,321
		48,951,332
Containers & packaging: 1.12%
Crown Holdings Incorporated	115,126	12,735,238
Metals & mining: 1.23%
Steel Dynamics Incorporated	224,055	13,907,094
Real estate: 8.82%
Equity REITs: 8.82%
American Homes 4 Rent Class A	352,818	15,386,393
Four Corners Property Trust Incorporated	237,861	6,995,492
Life Storage Incorporated	76,275	11,683,805
SBA Communications Corporation	49,942	19,428,437
Sun Communities Incorporated	130,717	27,446,648
VICI Properties Incorporated «	631,015	18,999,862
		99,940,637
Total Common stocks (Cost $749,729,370)		1,110,402,366

Investment companies: 1.16%
Exchange-traded funds: 1.16%
SPDR S&P Biotech ETF «	117,789	13,187,656
Total Investment companies (Cost $8,853,297)		13,187,656

		Yield
Short-term investments: 5.24%
Investment companies: 5.24%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	16,110,272	16,110,272
Securities Lending Cash Investments LLC ♠∩∞		0.07	43,213,080	43,213,080
Total Short-term investments (Cost $59,323,352)				59,323,352
Total investments in securities (Cost $817,906,019)	104.37%			1,182,913,374
Other assets and liabilities, net	(4.37)			(49,493,254)
Total net assets	100.00%			$1,133,420,120

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring Common Stock Fund

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,767,019	$73,808,475	$(67,465,222)	$0	$0	$16,110,272	16,110,272	$1,099
Securities Lending Cash Investments LLC	9,154,560	143,033,421	(108,974,901)	0	0	43,213,080	43,213,080	2,928#
				$0	$0	$59,323,352		$4,027

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Common Stock Fund  |  5

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the

6  |  Allspring Common Stock Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,017,032	$0	$0	$8,017,032
Consumer discretionary	152,776,218	0	0	152,776,218
Consumer staples	47,512,749	0	0	47,512,749
Financials	111,231,220	0	0	111,231,220
Health care	114,276,175	0	0	114,276,175
Industrials	258,928,697	13,317,847	0	272,246,544
Information technology	228,808,127	0	0	228,808,127
Materials	75,593,664	0	0	75,593,664
Real estate	99,940,637	0	0	99,940,637
Investment companies	13,187,656	0	0	13,187,656
Short-term investments
Investment companies	59,323,352	0	0	59,323,352
Total assets	$1,169,595,527	$13,317,847	$0	$1,182,913,374
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Common Stock Fund  |  7